Authorized, Issued and Outstanding Ordinary Shares (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Feb. 07, 2012	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2011 Ordinary Share, Class A USD ($)	Dec. 31, 2011 Common Class C	Dec. 31, 2011 Ordinary Share, Class E USD ($)	Dec. 31, 2012 Ordinary Shares USD ($)	Dec. 31, 2011 Ordinary Shares	Dec. 31, 2011 Series I Ordinary Share, Class B USD ($)	Dec. 31, 2011 Series II Ordinary Share, Class B USD ($)
Shareholders Equity [Line Items]
Shares Authorized	120,000,000	120,000,000	120,000,000	213,000,000	213,000,000	50,437,500	11,250,000	50,437,500	120,000,000	50,437,500	37,828,125	12,609,375
Shares Issued	54,385,951	54,385,951		36,000,000	36,000,000	16,200,000		7,200,000	54,385,951		9,316,224	3,283,776
Shares Outstanding	54,019,154	54,019,154		36,000,000	36,000,000	16,200,000		7,200,000	54,019,154		9,316,224	3,283,776
Par value	$ 722	€ 0.01		$ 476	€ 0.01	$ 212		$ 95	$ 722		$ 125	$ 44